Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation
Schedule of unrecognized tax-losses incurred

(in thousands)	Loss per year
2017	$860
2018	2,749
2019	1,081
2020	—
2021	12,230
2022	269
2023	53,133
$70,322

Schedule of the reconciliation of income tax expense at statutory tax rate and the income expenses as reported in the consolidated statement of loss and other comprehensive income

	For the Year Ended December 31,
(in thousands)	2023	2022	2021
Loss before income tax	$(41,695)	$(31,658)	$(42,198)
Computed 25.8% tax on Loss (2022: 25.8% 2021: 25%)	(10,757)	(8,168)	(10,549)

Tax effect of:
Non-deductible costs	1,268	1,080	982
Difference in overseas tax rates	75	72	46
Change in unrecognized deferred tax asset	9,693	7,265	9,678
Total corporate tax	$279	$249	$157

Effective tax rate	0.7%	0.8%	0.4%

	For the Year Ended December 31,
(in thousands)	2023	2022	2021
Current tax on result	$279	$249	$139
Deferred tax prior years	—	—	18
Total corporate tax expense	$279	$249	$157

Schedule of unrecognized deferred tax assets

	For the Year Ended December 31,
(in thousands)	2023	2022	2021
Deductible temporary differences	$86,887	$83,933	$59,683
Tax losses	70,322	5,900	5,746
Total unrecognized deferred tax assets	$157,209	$89,833	$65,429

Total tax effect 25.8% (2022: 25.8% 2021: 25%)	$40,560	$23,177	$16,357

Schedule of recognized deferred tax assets and liabilities

	For the Year Ended December 31,
(in thousands)	2023	2022	2021
Deferred Tax Asset - Lease Liability	$230	$168	$125
Deferred Tax Liability - Lease Right-of-use assets	(230)	(168)	(125)
Total net deferred tax asset	$—	$—	$—